Shareholders' Equity (Schedule of fair value assumptions) (Details)	12 Months Ended
Dec. 31, 2018
Shareholders' Equity [Abstract]
Dividend yield	0.00%
Expected volatility	48.00%
Risk-free interest rate	1.19%
Expected life (years)	4 years
Vesting period (years)	1 year